Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-40253
Entity Registrant Name	Zhihu Inc.
Document Shell Company Report	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	A5 Xueyuan Road
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100083
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001835724
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Accounting Standard	U.S. GAAP
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Class A Ordinary shares [Member]
Title of 12(b) Security	Class A ordinary shares, par value US$0.000125 per share
Trading Symbol	2390
Entity Common Stock, Shares Outstanding	297,419,878
Class B Ordinary shares [Member]
Entity Common Stock, Shares Outstanding	18,940,652
American depository shares
Title of 12(b) Security	American depositary shares (each representing 0.5 Class A ordinary shares, par value US$0.000125 per share)
Trading Symbol	ZH
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	4,841,744
Business Contact
Entity Address, Address Line One	A5 Xueyuan Road
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100083
Entity Address, Country	CN
Contact Personnel Name	Henry Dachuan Sha
City Area Code	86
Local Phone Number	(10) 8271-6605
Contact Personnel Email Address	shadachuan@zhihu.com